Consolidated Statements of Changes in Stockholders' Equity (deficiency) - USD ($) $ in Thousands		Total	Management [Member]	Voting Common Stock Outstanding [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Management [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 26, 2022		$ 5,864			$ 95,638	$ 23,669		$ (113,413)	$ (30)
Beginning Balance, Shares at Mar. 26, 2022				18,515,913
Net Income (Loss)		(7,432)						(7,432)
Cumulative translation adjustment	[1]	(6)							(6)
Total comprehensive loss		$ (7,438)
Exercise of stock options (Shares)		225,000
Compensation expense resulting from equity settled restricted stock units granted to Management			$ 549				$ 549
Exercise of stock options and warrants		$ 422			1,136	(714)
Exercise of stock options and warrants, Shares				315,056
Ending Balance at Mar. 25, 2023		$ (603)			96,774	23,504		(120,845)	(36)
Ending Balance, Shares at Mar. 25, 2023		18,830,969		18,830,969
Net Income (Loss)		$ (4,631)						(4,631)
Cumulative translation adjustment	[1]	58							58
Total comprehensive loss		(4,573)
Compensation expense resulting from equity settled restricted stock units granted to Management			$ 27				$ 27
Settlement of stock units (Value)		$ 1,706			1,706	(1,706)
Settlement of stock units (Shares)		335,000		335,000
Ending Balance at Mar. 30, 2024		$ (5,149)			98,480	21,825		(125,476)	22
Ending Balance, Shares at Mar. 30, 2024		19,165,969		19,165,969
Net Income (Loss)		$ (12,819)						(12,819)
Cumulative translation adjustment	[1]	(66)							(66)
Total comprehensive loss		(12,885)
Exercise of stock options (Value)		$ 23			41	(18)
Exercise of stock options (Shares)		20,000		20,000
Settlement of stock units (Value)					2,088	(2,088)
Settlement of stock units (Shares)				408,718
Ending Balance at Mar. 29, 2025		$ (18,011)			$ 100,609	$ 19,719		$ (138,295)	$ (44)
Ending Balance, Shares at Mar. 29, 2025		19,594,687		19,594,687

[1]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).